Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Short-Term Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class A
Trading Symbol	ASBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class C
Trading Symbol	ASBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class T
Trading Symbol	TSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-1
Trading Symbol	ASBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.68% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-2
Trading Symbol	SBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class F3
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-3
Trading Symbol	FSBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CAAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.68% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CCAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.43% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CEAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.89% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TTSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six
months
?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FTSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 68	1.37% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 67	1.35% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by as set type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.03% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.93% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets ( in m illions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last si
x m
onths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetica
l $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RMMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 12,791,000,000
Holdings Count | Holding	1,438
Investment Company, Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,791
Total number of portfolio holdings	1,438
Portfolio turnover rate including mortgage dollar roll transactions	145%
Portfolio turnover rate excluding mortgage dollar roll transactions	120%

Holdings [Text Block]	Portfolio holdings by asset type (perce nt o f net assets) *Includes derivatives.

[1]	Annualized.